Prepaid Expenses, Other Current Assets and Other Current Liabilities - Schedule of Prepaid Expenses (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid clinical expenses	$ 292,352	$ 646,072
Total other prepaid expenses	132,907	134,735
Prepaid expenses	$ 425,259	$ 780,807